Capital and reserves - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Capital and reserves
Outstanding at the beginning of the period	2,238,787	2,461,430	714,322
Granted during the year	77,987	80,868	2,325,215
Exercised during the year	(136,706)	(136,706)	(406,733)
Forfeited during the year	(79,961)	(166,805)	(171,374)
Outstanding at the end of the period	2,100,107	2,238,787	2,461,430
Exercisable at the end of the period	965,791	513,115
Weighted average exercise price, beginning of the period | $ / shares	$ 32.36	$ 37.05	$ 8.04
Weighted average exercise price, Granted | $ / shares	12.76	13.84	65.34
Weighted average exercise price, Exercised | $ / shares	0	0	0
Weighted average exercise price, ending of the period | $ / shares	28.52	32.36	$ 37.05
Weighted average exercise price, Exercisable | $ / shares	$ 29.39	$ 11.74